Patents - Estimated Future Amortization Expense of Patents (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Finite Lived Intangible Assets Net [Abstract]
2016	$ 31,699
2017	21,088
2018	18,023
2019	16,276
2020	15,112
Estimated future amortization expense of patents	$ 102,198